N-4	Nov. 21, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Nov. 21, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

For Contracts issued on and after December 15, 2025, the following ONGOING FEES AND EXPENSES section under IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT in the Prospectus will apply:

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.35%[1,2]	0.45% [1]
	2. Portfolio Company fees and expenses	0.03% [3]	2.43% [3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.15% [4]	1.35% [4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
	Lowest Annual Cost: $457.97	Highest Annual Cost: $3,664.78
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of base	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses
Contract and Fund fees and expenses ● No optional benefits ● No sales charges or advisory fees ● No additional purchase payments, transfers, or withdrawals	● No sales charges or advisory fees ● No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.
[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
[3]	As a percentage of Fund net assets.
[4]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.35%[1,2]	0.45% [1]
	2. Portfolio Company fees and expenses	0.03% [3]	2.43% [3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.15% [4]	1.35% [4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
	Lowest Annual Cost: $457.97	Highest Annual Cost: $3,664.78
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of base	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses
Contract and Fund fees and expenses ● No optional benefits ● No sales charges or advisory fees ● No additional purchase payments, transfers, or withdrawals	● No sales charges or advisory fees ● No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.
[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
[3]	As a percentage of Fund net assets.
[4]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.35%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%	[1]
Optional Benefits Minimum [Percent]	0.15%	[3]
Optional Benefits Maximum [Percent]	1.35%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $457.97Highest Annual Cost: $3,664.78

Assumes:

●         Investment of $100,000

●         5% annual appreciation

●         Least expensive combination of base

Assumes:

●         Investment of $100,000

●         5% annual appreciation

●         Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

Contract and Fund fees and expenses ● No optional benefits ● No sales charges or advisory fees ● No additional purchase payments, transfers, or withdrawals	● No sales charges or advisory fees ● No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 457.97
Highest Annual Cost [Dollars]	$ 3,664.78
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

For Contracts issued on and after December 15, 2025, the following ANNUAL CONTRACT EXPENSES – Base Contract Expenses section under FEE TABLES in the Prospectus will apply:

Base Contract Expenses (as a percentage of average daily Variable Account Value)[1]	0.45%

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

Annual Contract Expenses [Table Text Block]
Base Contract Expenses (as a percentage of average daily Variable Account Value)[1]	0.45%

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

Base Contract Expense (of Average Account Value), Current [Percent]	0.45%	[4]
Base Contract Expense, Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
Portfolio Company Expenses Minimum [Percent]	0.03%	[5]
Portfolio Company Expenses Maximum [Percent]	2.43%	[5]
Portfolio Company Expenses, Footnotes [Text Block]	As a percentage of Fund net assets.
Mortality And Expense Risk Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.15%
Rate Sheet Prospectus [Member]
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.35%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.93%	[2]
Optional Benefits Minimum [Percent]	0.15%	[5]
Optional Benefits Maximum [Percent]	1.35%	[5]
Lowest Annual Cost [Dollars]	$ 457.97
Highest Annual Cost [Dollars]	$ 3,316.04

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.
[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
[3]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
[4]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[5]	As a percentage of Fund net assets.